Other Long-Term Assets	12 Months Ended
Dec. 31, 2010
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	2010	2009
	$	$

Investments in associates - unlisted	7	6
Investments in associates - listed	3	2
Investments in equity accounted joint ventures	601	659
Carrying value of equity method investments	611	667

Investment in marketable equity securities – available for sale	124	111
Investment in marketable debt securities – held to maturity	13	10
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	4
Investment in non-marketable debt securities – held to maturity	89	48
Restricted cash	33	53
Other non-current assets	192	127
	1,073	1,022

	Investments in associates
			December 31,	December 31,
			2010	2009
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(1)		50.00	33.33
	Wonder Wise Holdings Limited(2)		-	25.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)(4)		30.70	29.74

		2010	2009	2008
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions.
(2)	Investment disposed of during 2010.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	33	12	5
(4)	Impairment losses recorded during the years ended December 31	-	-	8

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2010	2009
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Sadiola	41.00	41.00
	Morila	40.00	40.00
	Yatela	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA - Polymetal Strategic Alliance(1)	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company, Amikan Holdings Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited.

During 2010, the Company fully impaired its investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. An impairment loss of $24 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for 2010.

Effective December 2, 2009, AngloGold Ashanti Holdings plc, a wholly owned subsidiary, entered into a memorandum of understanding with Polyholding Limited relating to the disposal of Amikan. Amikan holds mining and exploration interests in Russia. Completion was expected to occur on or before April 30, 2010 but agreement could not be reached and the transaction was subsequently cancelled. The Company recorded an impairment loss of $9 million (net of tax of $nil million) on Amikan to reduce the carrying amount of the investment to fair value. The impairment loss was reflected in equity income in associates for 2009.

During 2008, the Company recorded an impairment loss of $42 million (net of tax of $6 million) relating to its interest held in Morila, based on the investment’s future cash flows. The impairment loss was reflected in equity loss in associates for 2008.

	2010	2009
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	35	39
Gross unrealized gains	89	72
Gross unrealized losses	-	-
Fair value (net carrying value)	124	111

Other-than-temporary impairments recognized (1)	2	12
See "Note 5 - Costs and expenses: (Profit)/loss on sale of assets, realization of loans, indirect taxes and other" for additional information. In addition to these investments, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

	The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months	Total
		$	$	$
	2010
	Aggregate fair value of investments with unrealized losses	4	-	4
	Aggregate unrealized losses	-	-	-

	2009 (2)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

		2010	2009	2008
		$	$	$

(1)	Impairments relating to available for sale investments in marketable equity securities recorded during the years ending December 31, included:
	Corvus Gold Incorporated shares (United States of America)	2	-	-
	B2Gold Corporation shares (Colombia)	-	12	-
	Red 5 Limited shares (Australia)	-	-	4
	Dynasty Gold Corporation shares (China)	-	-	2
	The impairments resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

(2)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

		2010	2009
		$	$

	Investment in marketable debt securities - held to maturity	13	10
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $14 million (2009: $10 million) and gross unrealized gains of $1 million (2009: nil).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	4
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	89	48
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As of December 31, 2010 the contractual maturities of debt securities were as follows:

	Marketable debt securities
	Up to three years	2
	Three to seven years	11
		13
	Non-marketable debt securities
	Less than one year	89

	Restricted cash	33	53
	Restricted cash mainly represent cash balances held by the Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Other non-current assets
	Unsecured
	Other loans and assets (2)	9	8

	Non-current debtors
	Prepayments and accrued income	31	27
	Recoverable tax, rebates, levies and duties	82	56
	Unamortized issue costs of long-term debt, bonds and revolving credit facility	32	13
	Other debtors	38	23
		192	127

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

(2)	Other comprises the following:
	Loans and receivables measured at amortized cost	6	1
	Post-retirement assets measured according to the employee benefits accounting policy.	3	7

Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2010	2009	2008
	$	$	$
Statements of income for the period
Sales and other income	823	880	464
Costs and expenses	(528)	(508)	(726)
Taxation	(126)	(120)	(97)
Net income/(loss)	169	252	(359)

Balance sheets at December 31,
Non-current assets	1,205	1,166
Current assets	550	523
	1,755	1,689
Long-term liabilities	(126)	(111)
Loans from shareholders	(4)	(5)
Current liabilities	(260)	(169)
Net assets	1,365	1,404